SEGMENTED REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Summary of Segment Information

Year ended December 31, 2025 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,436	6,557	—	8,993
Purchased power	—	4,486	—	4,486
Operation, maintenance and administration	466	665	27	1,158
Depreciation, amortization and asset removal costs	571	530	—	1,101
Income (loss) before financing charges, equity income and income tax expense	1,399	876	(27)	2,248

Capital investments	2,097	1,252	—	3,349

Year ended December 31, 2024 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,272	6,175	—	8,447
Purchased power	—	4,143	—	4,143
Operation, maintenance and administration	495	728	36	1,259
Depreciation, amortization and asset removal costs	554	503	—	1,057
Income (loss) before financing charges, equity income and income tax expense	1,223	801	(36)	1,988

Capital investments	1,860	1,185	—	3,045
Total Assets by Segment:

As at December 31 (millions of dollars)	2025	2024
Transmission	23,585	21,586
Distribution	15,139	14,019
Other	848	993
Total assets	39,572	36,598
Total Goodwill by Segment:

As at December 31 (millions of dollars)	2025	2024
Transmission	157	157
Distribution	216	216
Total goodwill	373	373